33 Discontinued operation	12 Months Ended
Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [abstract]
Discontinued operation
33	Discontinued operation

At the Extraordinary Shareholders’ meeting held on December 31, 2020, shareholders of the Company and GPA approved the corporate restructuring proposal which consisted of the full spin-off of Éxito to GPA. Éxito is a Colombian company operating in Colombia under the banners of Éxito, Carulla, Super Inter, Surtimax, and Surtimayorista supermarkets and hypermarkets, in Argentina, under the Libertad banner, and in Uruguay under Disco and Devoto banners. Also, Éxito operates shopping malls in Colombia under the Viva banner.

On December 31, 2020, Éxito’s results were classified as a discontinued operation, as one single line item. See below the detailed statement of operation of Éxito and condensed statement of cash flows:

	As of December 31,
Statement of operations	2020	2019
Discontinued operation
Net operating revenue	22,034	2,151
Cost of sales	(16,526)	(1,542)
Gross profit	5,508	609
Expenses, net
Selling expenses	(2,973)	(510)
General and administrative expenses	(848)	188
Depreciation and amortization	(729)	(59)
Share of profit and loss of associates	27	(5)
Other operating expenses, net	(217)	(33)
	(4,740)	(419)
Operating profit	768	190
Net financial result	(340)	(55)
Income before income taxes discontinued operation	428	135
Income tax and social contribution	(60)	(43)
Net income discontinued operation	368	92
Discontinued operation
Net income for the year discontinued operation	(1)	—
Net income for the year	367	92

	As of December 31,
Other comprehensive income:	2020	2019
Net income for the year	367	92
Items that may be subsequently reclassified to statement of operations
Exchange rate variation of foreign Investments	(415)	(165)
Benefit plan	(1)	—
Cash flow rate	(1)	3
Other comprehensive results	3	—
Comprehensive income for the year	(47)	(70)
	As of December 31,
Net cash flow:	2020	2019
Operational activities	1,349	1,343
Investment activities	(4,075)	5,970
Financing activities	(1,012)	(4,274)
Exchange rate variation on cash and cash equivalents	587	111
Net cash generated	(3,151)	3,150

	As of December 31,
Earnings per share:	2020	2019
Diluted and Basic, discontinued operation	0.8214	0.2054

	As of December 31,
Discontinued operation segment:	2020	2019
Net sales	22,034	2,151
Gross profit	5,508	609
Depreciation and amortization	(729)	(59)
Share of profit and loss of associate	27	(5)
Operating profit	768	190
Net financial result	(340)	(55)
Income (loss) before income taxes	428	135
Income taxes and social contribution	(60)	(43)
Profit continued operation	368	92
Loss (income) discontinued operation	(1)	—
Net income for the year	367	92

Current assets	8,014	6,560
Non-current assets	18,930	5,805
Current liabilities	9,729	7,209
Non-current liabilities	3,620	2,553
Shareholder´s equity	13,595	2,603

The operations of the Éxito Group were treated as a separate segment on December 31, 2019 and due to the discontinuity of its operations in the financial statements of December 31, 2020, the Company now operates in a single segment, as described in note 1.3